Segment Reporting (Details) - Schedule of products and patient services - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 2,925	$ 2,010
Segment loss	2,411	3,567
Unallocated general and administrative expenses	1,862	1,067
Finance expenses, net	503	356
Loss before taxes on income	4,776	4,990
Product [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	50	29
Segment loss	1,528	1,739
Patient Services [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,875	1,981
Segment loss	$ 883	$ 1,828